Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities [Text Block Table]	Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities in € m. Dec 31, 2022 Dec 31, 2021 Future cash outflows not reflected in lease liabilities: Not later than one year 14 10 Later than one year and not later than five years 613 539 Later than five years 5,226 5,849 Future cash outflows not reflected in lease liabilities 5,852 6,398